REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT FULFILLMENT ASSETS

The Company’s contract fulfillment assets and contract liabilities as of June 30, 2021 and December 31, 2020 were as follows:

	June 30,	December 31,
	2021	2020
	USD in thousands
Contract fulfillment assets	1,510	1,130
Contract liabilities	1,385	848
The Company’s contract fulfillment assets as of December 31, 2020:
December 31,
2020
USD in thousands
Contract fulfillment assets from contract with Customer B (see note 11b)	1,130

SCHEDULE OF CONTRACT LIABILITIES

The Company’s contract liabilities were as follows:

	December 31,
	2020	2019	2018
	USD in thousands
The change in deferred revenues:
Balance at beginning of year	502	200	8
Deferred revenue relating to new sales	735	387	200
Revenue recognition during the period	(389)	(85)	(8)
Balance at end of year	848	502	200